Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2. Significant Accounting Policies

As permitted by the rules and regulations of the SEC, the Companies’ accompanying unaudited Consolidated Financial Statements contain certain condensed financial information and exclude certain footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with GAAP. These unaudited Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and Notes in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022.

In the Companies’ opinion, the accompanying unaudited Consolidated Financial Statements contain all adjustments necessary to present fairly their financial position at June 30, 2023, their results of operations and changes in equity for the three and six months ended June 30, 2023 and 2022 and their cash flows for the six months ended June 30, 2023 and 2022. Such adjustments are normal and recurring in nature unless otherwise noted.

The Companies make certain estimates and assumptions in preparing their Consolidated Financial Statements in accordance with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results may differ from those estimates.

The Companies’ accompanying unaudited Consolidated Financial Statements include, after eliminating intercompany transactions and balances, their accounts, those of their respective majority-owned subsidiaries and non-wholly-owned entities in which they have a controlling financial interest. For certain partnership structures, income is allocated based on the liquidation value of the underlying contractual arrangements.

The results of operations for interim periods are not necessarily indicative of the results expected for the full year. Information for quarterly periods is affected by seasonal variations in sales, rate changes, electric fuel and other energy-related purchases, purchased gas expenses and other factors.

Certain amounts in the Companies’ 2022 Consolidated Financial Statements and Notes have been reclassified to conform to the 2023 presentation for comparative purposes; however, such reclassifications did not affect the Companies’ net income, total assets, liabilities, equity or cash flows.

Amounts disclosed for Dominion Energy are inclusive of Virginia Power, where applicable. There have been no significant changes from Note 2 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022, with the exception of the items described below.

Cash, Restricted Cash and Equivalents

Restricted Cash and Equivalents

The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the six months ended June 30, 2023 and 2022:

	Cash, Restricted Cash and Equivalents at End of Period		Cash, Restricted Cash and Equivalents at Beginning of Period
	June 30, 2023	June 30, 2022	December 31, 2022	December 31, 2021
(millions)
Dominion Energy
Cash and cash equivalents(1)	$137	$273	$153	$283
Restricted cash and equivalents(2)	178	134	188	125
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$315	$407	$341	$408
Virginia Power
Cash and cash equivalents	$19	$56	$22	$26
Restricted cash and equivalents(3)	—	2	2	—
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$19	$58	$24	$26

(1)
At June 30, 2023, June 30, 2022, December 31, 2022 and December 31, 2021, Dominion Energy had $29 million, $24 million, $34 million and $34 million, respectively, of cash and cash equivalents included in current assets held for sale.
(2)
At June 30, 2023, June 30, 2022, December 31, 2022 and December 31, 2021, Dominion Energy had $3 million, $1 million, $2 million and less than $1 million, respectively, of restricted cash and equivalents included in current assets held for sale.
(3)
Restricted cash and equivalents balances are presented within other current assets in Virginia Power's Consolidated Balance Sheets.

Supplemental Cash Flow Information

The following table provides supplemental disclosure of cash flow information related to Dominion Energy:

Six Months Ended June 30,	2023	2022
(millions)
Significant noncash investing and financing activities:(1)
Accrued capital expenditures	$713	$512
Leases(2)	279	57
(1)
See Note 10 for noncash investing activities related to the acquisition of a noncontrolling interest in Dominion Privatization, Note 16 for noncash financing activities related to the remarketing of Series A Preferred Stock and the issuance of common stock associated with the settlement of litigation and Note 17 for noncash financing activities related to the transfer of property associated with the settlement of litigation.
(2)
Includes $40 million and $19 million of financing leases at June 30, 2023 and 2022, respectively, and $239 million and $38 million of operating leases at June 30, 2023 and 2022, respectively.

The following table provides supplemental disclosure of cash flow information related to Virginia Power:

Six Months Ended June 30,	2023	2022
(millions)
Significant noncash investing and financing activities:
Accrued capital expenditures	$550	$240
Leases(1)	242	47

(1)
Includes $36 million and $14 million of financing leases at June 30, 2023 and 2022, respectively, and $206 million and $33 million of operating leases at June 30, 2023 and 2022, respectively.